Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Share of Profit of Equity Accounted Investees by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 49	$ 49	$ 34
Mexico [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	30	23	13
United States [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	15	18	15
EMEAA [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	6	10	7
Corporate and other [member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ (2)	$ (2)	$ (1)